Stockholders' Equity (Tables)	9 Months Ended	12 Months Ended
	Sep. 30, 2021	Dec. 31, 2020
Stockholders' Equity (Deficit)
Schedule of stock options activity

		Weighted	Weighted
		Average	Average	Aggregate
	Number of	Exercise	Remaining	Intrinsic
	Shares	Price	Term	Value
Balance as of December 31, 2020	32,127	$1.96	5.01	$19,248
Granted	2,028	2.79
Exercised	(798)	0.73
Forfeited	(7,738)	2.97
Expired	(1,603)	2.78
Balance as of September 30, 2021	24,016	$1.69	2.59	$25,699
Expected to vest at September 30, 2021	2,357	$2.74	9.35	—
Exercisable at September 30, 2021	24,016	$1.69	2.59	$25,699

		Weighted	Weighted
		Average	Average	Aggregate
	Number of	Exercise	Remaining	Intrinsic
	Shares	Price	Term	Value
Balance as of December 31, 2019	35,016	$2.00	5.03	$24,634
Granted	335	2.46	—	—
Exercised	(230)	0.62	—	—
Forfeited	(1,700)	2.86	—	—
Expired	(1,294)	2.22	—	—
Balance as of December 31, 2020	32,127	$1.96	5.01	$19,248
Expected to vest at December 31, 2020	8,427	$2.94	7.98	—
Exercisable at December 31, 2020	24,611	$1.65	4.12	$19,248

Schedule of the restricted stock unit activity

		Weighted Average
		Grant-Date Fair
	Shares	Value
Outstanding as of December 31, 2020	8,268	$2.61
Granted	9,260	2.81
Vested	—	—
Forfeited	(359)	2.70
Outstanding as of September 30, 2021	17,169	$2.71

A summary of the restricted stock unit activity is presented below (in thousands, except per share amounts):

		Weighted Average
		Grant-Date Fair
	Shares	Value
Outstanding as of December 31, 2019	8,433	$2.63
Granted	1,003	2.38
Vested	—	—
Forfeited	(1,168)	2.67
Outstanding as of December 31, 2020	8,268	$2.61

Schedule of share based compensation expense

	Three Months Ended September 30,		Nine Months Ended September 30,
	2021	2020	2021	2020
Cost of revenue, excluding depreciation and amortization	$388	$54	$543	$61
Sales and marketing	37	28	98	31
General and administrative	59	221	160	872
Research and development	19	24	49	24
	$503	$327	$850	$988